UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 135.2%
	AUSTRALIA — 3.9%
15,942	AGL Energy Ltd.	$206,161
27,674	BHP Group Ltd.	685,873
36,153	Boral Ltd.	117,858
68,521	Fortescue Metals Group Ltd.	406,982
2,629	Macquarie Group Ltd.	232,593
14,927	Wesfarmers Ltd.	400,982
		2,050,449
	CANADA — 3.5%
4,609	Bank of Nova Scotia	261,776
5,270	BCE, Inc.	254,888
3,029	Canadian Imperial Bank of Commerce	249,906
13,321	Enbridge, Inc.	467,527
5,021	Great-West Lifeco, Inc.	120,551
7,508	Inter Pipeline Ltd.	131,754
5,475	Power Corp. of Canada	126,121
6,273	Shaw Communications, Inc. - Class B	123,244
4,598	Vermilion Energy, Inc.	76,593
		1,812,360
	CHINA — 0.2%
1,611	China Petroleum & Chemical Corp. - ADR[1]	94,566
	FINLAND — 1.3%
11,980	Fortum OYJ	283,211
3,600	Orion Oyj - Class B	134,269
8,693	UPM-Kymmene OYJ	256,953
		674,433
	FRANCE — 4.3%
18,860	AXA S.A.	481,624
36,773	Credit Agricole S.A.	446,486
6,885	Eutelsat Communications S.A.	128,132
43,013	Natixis S.A.	178,381
6,032	Sanofi	559,217
8,733	TOTAL S.A.	455,782
		2,249,622
	GERMANY — 4.2%
7,205	Bayer A.G.	508,002
3,625	Bayerische Motoren Werke A.G.	255,192
4,278	Covestro A.G.[2]	211,685
7,194	Deutsche Post A.G.	240,284
14,922	Deutsche Telekom AG	250,364
45,483	E.ON S.E.	442,139

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
6,630	Siemens Healthineers A.G.[2]	$260,828
		2,168,494
	IRELAND — 1.8%
8,853	Medtronic PLC[1,3]	961,613
	ITALY — 1.9%
13,121	Assicurazioni Generali SpA	254,268
9,653	Atlantia S.p.A.	233,461
40,526	Enel S.p.A.	302,609
14,159	Eni S.p.A.	216,575
		1,006,913
	JAPAN — 7.6%
17,700	Canon, Inc.	471,864
10,800	Japan Tobacco, Inc.	236,326
51,800	Marubeni Corp.	343,832
18,400	Mitsubishi Corp.	451,130
31,200	Mitsui & Co., Ltd.	510,165
11,800	NTT DOCOMO, Inc.	300,443
9,800	SUMCO Corp.	131,422
34,900	Sumitomo Corp.	544,843
20,600	Takeda Pharmaceutical Co., Ltd.	703,020
1,500	Tokyo Electron Ltd.	285,295
		3,978,340
	NETHERLANDS — 2.8%
73,106	Aegon N.V.	304,137
37,421	ING Groep N.V.	391,707
2,929	NN Group N.V.	103,880
4,521	Randstad N.V.	222,182
15,398	Royal Dutch Shell PLC - A Shares	451,356
		1,473,262
	PANAMA — 0.6%
3,132	Copa Holdings SA, Class A1,3	309,285
	SWEDEN — 1.9%
25,749	Skandinaviska Enskilda Banken AB, Class A	236,667
22,322	Svenska Handelsbanken AB A Shares	209,023
35,000	Tele2 AB B Shares	520,870
		966,560
	SWITZERLAND — 1.9%
12,129	ABB, Ltd.	238,302

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
4,403	Adecco Group A.G.	$243,597
3,308	Novartis A.G. - ADR[1]	287,465
19,125	UBS Group A.G.*	217,099
		986,463
	UNITED KINGDOM — 8.3%
45,603	Aviva PLC	223,894
18,844	Babcock International Group PLC	129,287
78,717	BAE Systems PLC	551,687
49,979	BP PLC	316,970
9,427	British American Tobacco PLC	348,601
56,549	Direct Line Insurance Group PLC	208,730
24,929	GlaxoSmithKline PLC	534,749
29,074	HSBC Holdings PLC	223,283
7,832	Imperial Brands PLC	176,054
12,510	Persimmon PLC	333,785
5,346	Rio Tinto Ltd.	334,378
74,273	Royal Mail PLC	193,331
69,362	Standard Life Aberdeen PLC	243,743
140,000	Vodafone Group PLC	278,864
20,732	WPP PLC	259,500
		4,356,856
	UNITED STATES — 91.0%
13,742	Altria Group, Inc.[1]	562,048
2,845	Amgen, Inc.[1]	550,536
9,480	Archer-Daniels-Midland Co.[1]	389,344
34,480	AT&T, Inc.[1]	1,304,723
10,320	B&G Foods, Inc.[1]	195,151
16,702	Bank of America Corp.[1]	487,197
5,821	Brinker International, Inc.[1]	248,382
22,391	Bristol-Myers Squibb Co.[1]	1,135,448
21,341	Brixmor Property Group, Inc., REIT[1]	433,009
2,386	Broadcom, Inc.[1]	658,703
5,058	Bunge, Ltd.[1,3]	286,384
6,625	Campbell Soup Co.[1]	310,845
4,201	Chevron Corp.[1]	498,239
14,515	Citigroup, Inc.[1]	1,002,696
10,520	Coca-Cola Co.[1]	572,709
22,383	Coty, Inc. - Class A1	235,245
1,575	Cracker Barrel Old Country Store, Inc.[1]	256,174
2,934	CVR Energy, Inc.[1]	129,184
23,708	CVS Health Corp.[1]	1,495,264
6,657	Dominion Energy, Inc.[1]	539,483

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
5,644	Duke Energy Corp.[1]	$541,034
2,186	DuPont de Nemours, Inc.[1]	155,884
10,268	Eaton Corp. PLC[1,3]	853,784
2,400	Entergy Corp.[1]	281,664
1,633	EPR Properties, REIT[1]	125,512
13,761	Extended Stay America, Inc.[1]	201,461
6,231	Exxon Mobil Corp.[1]	439,971
21,450	FNB Corp.[1]	247,318
66,079	Ford Motor Co.[1]	605,284
9,518	Gaming and Leisure Properties, Inc.[1]	363,968
10,025	Gap, Inc.[1]	174,034
9,458	General Motors Co.[1]	354,486
10,015	General Mills, Inc.[1]	552,027
19,177	Gilead Sciences, Inc.[1]	1,215,438
6,719	Global Net Lease, Inc. - REIT[1]	131,020
10,013	Harley-Davidson, Inc.[1]	360,168
6,226	Helmerich & Payne, Inc.[1]	249,476
27,316	Huntington Bancshares, Inc.[1]	389,799
8,000	International Business Machines Corp.[1]	1,163,360
5,873	International Paper Co.[1]	245,609
22,342	Interpublic Group of Cos., Inc.[1]	481,693
23,568	Invesco, Ltd.[1,3]	399,242
11,040	JPMorgan Chase & Co.[1]	1,299,298
8,595	Kellogg Co.[1]	553,088
21,926	KeyCorp[1]	391,160
18,758	Kinder Morgan, Inc.[1]	386,602
13,500	Kohl's Corp.[1]	670,410
7,305	Ladder Capital Corp. - REIT[1]	126,157
11,232	Las Vegas Sands Corp.[1]	648,760
6,743	Lazard Ltd. - Class A1,3	236,005
8,299	LyondellBasell Industries NV, Class A1,3	742,512
9,137	Macerich Co.[1]	288,638
10,187	Macy's, Inc.[1]	158,306
8,423	Maxim Integrated Products, Inc.[1]	487,776
5,900	Merck & Co., Inc.[1]	496,662
4,885	Mercury General Corp.[1]	272,974
2,158	Meredith Corp.[1]	79,112
19,510	Navient Corp.[1]	249,728
35,442	Newell Brands, Inc.[1]	663,474
19,641	Nielsen Holdings PLC[1,3]	417,371
6,040	Occidental Petroleum Corp.[1]	268,599
105,503	Office Depot, Inc.[1]	185,158
5,959	Old Republic International Corp.[1]	140,454
13,990	Omega Healthcare Investors, Inc. - REIT[1]	584,642

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
5,392	ONEOK, Inc.[1]	$397,336
9,142	Oracle Corp.[1]	503,084
5,262	Outfront Media, Inc. - REIT[1]	146,178
12,679	PacWest Bancorp[1]	460,755
8,033	Park Hotels & Resorts, Inc. - REIT[1]	200,584
5,568	Pattern Energy Group, Inc.[1]	149,946
6,008	PennyMac Mortgage Investment Trust - REIT[1]	133,558
5,520	Penske Automotive Group, Inc.[1]	260,986
24,530	People's United Financial, Inc.[1]	383,527
36,060	Pfizer, Inc.[1]	1,295,636
5,286	Plains GP Holdings LP, Class A*,1	112,222
16,275	PPL Corp.[1]	512,500
5,800	Prudential Financial, Inc.[1]	521,710
11,583	QUALCOMM, Inc.[1]	883,551
2,420	Quest Diagnostics, Inc.[1]	259,013
7,656	Redwood Trust, Inc., REIT[1]	125,635
13,783	RLJ Lodging Trust, REIT[1]	234,173
11,286	Schlumberger Ltd.[1,3]	385,643
15,945	Seagate Technology PLC[1,3]	857,682
9,578	Service Properties Trust - REIT[1]	247,017
711	Simon Property Group, Inc. - REIT[1]	110,667
9,689	Southern Co.[1]	598,490
6,277	Spirit Realty Capital, Inc. - REIT[1]	300,417
16,558	Starwood Property Trust, Inc.[1]	401,035
9,363	TerraForm Power, Inc. - Class A1	170,641
14,574	U.S. Bancorp[1]	806,525
14,644	Umpqua Holdings Corp.[1]	241,040
6,631	United Parcel Service, Inc., Class B1	794,526
2,924	Valero Energy Corp.[1]	249,242
23,625	Vector Group Ltd.[1]	281,374
46,273	VEREIT, Inc. - REIT[1]	452,550
21,970	Verizon Communications, Inc.[1]	1,326,109
6,714	Waddell & Reed Financial, Inc. - Class A1	115,347
7,250	Walgreens Boots Alliance, Inc.[1]	400,997
9,393	Western Digital Corp.[1]	560,198
32,344	Western Union Co.[1]	749,410
9,794	WestRock Co.[1]	356,991
4,842	Weyerhaeuser Co.[1]	134,123
13,069	Williams Cos., Inc.[1]	314,440
4,427	Williams-Sonoma, Inc.[1]	300,947
3,252	WP Carey, Inc. - REIT[1]	291,054
8,749	Wyndham Destinations, Inc.[1]	402,629
		47,599,370

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	TOTAL COMMON STOCKS
	(Cost $70,295,489)	$70,688,586
	EXCHANGE-TRADED FUNDS — 0.7%
	UNITED STATES — 0.7%
3,600	iShares Core MSCI EAFE ETF[1]	219,852
550	iShares Core S&P 500 ETF[1]	164,186
		384,038
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $373,329)	384,038
	SHORT-TERM INVESTMENTS — 0.2%
73,173	Federated Treasury Obligations Fund - Institutional Class, 1.82%[4]	73,173
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $73,173)	73,173
	TOTAL INVESTMENTS — 136.1%
	(Cost $70,741,991)	71,145,797
	Liabilities in Excess of Other Assets — (36.1)%	(18,859,033)
	TOTAL NET ASSETS — 100.0%	$52,286,764
	SECURITIES SOLD SHORT — (36.5)%
	COMMON STOCKS — (36.5)%
	ARGENTINA — (0.3)%
(252)	MercadoLibre, Inc.*	(138,910)
	AUSTRALIA — (0.2)%
(960)	Atlassian Corp. PLC - Class A*,3	(120,422)
	BRAZIL — (0.9)%
(1,933)	Azul S.A. - ADR*	(69,240)
(13,879)	Banco Bradesco S.A. - ADR	(112,975)
(13,263)	BRF S.A. - ADR*	(121,489)
(8,400)	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	(99,792)
(3,878)	Embraer S.A. - ADR	(66,896)
		(470,392)
	CANADA — (0.6)%
(38,439)	Kinross Gold Corp.*,3	(176,819)
(451)	Shopify, Inc.*,3	(140,559)
		(317,378)
	CHINA — (0.6)%
(415)	BeiGene Ltd. - ADR*	(50,821)
(5,686)	Bilibili, Inc. - ADR*	(80,286)
(5,159)	Pinduoduo, Inc. - ADR*	(166,223)
		(297,330)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	DENMARK — (0.2)%
(1,124)	Ascendis Pharma A/S - ADR*	$(108,264)
	INDIA — (0.7)%
(2,208)	HDFC Bank Ltd. - ADR	(125,967)
(11,102)	ICICI Bank Ltd. - ADR	(135,222)
(13,908)	Tata Motors Ltd. - ADR*	(116,688)
		(377,877)
	ISRAEL — (0.2)%
(14,705)	Teva Pharmaceutical Industries Ltd. - ADR*	(101,170)
	MEXICO — (0.2)%
(26,362)	Cemex S.A.B. de C.V. - ADR	(103,339)
	NETHERLANDS — (0.1)%
(562)	Cimpress N.V.*,3	(74,094)
	UNITED KINGDOM — (0.2)%
(1,342)	IHS Markit Ltd.*,3	(89,753)
	UNITED STATES — (32.3)%
(2,991)	2U, Inc.*	(48,693)
(192)	ABIOMED, Inc.*	(34,155)
(1,614)	Acadia Healthcare Co., Inc.*	(50,163)
(4,074)	Adient PLC[3]	(93,539)
(3,603)	Advanced Micro Devices, Inc.*	(104,451)
(3,753)	AECOM*	(140,963)
(734)	AeroVironment, Inc.*	(39,313)
(6,184)	Alcoa Corp.*	(124,113)
(255)	Align Technology, Inc.*	(46,135)
(5,044)	Allegheny Technologies, Inc.*	(102,141)
(10,447)	Allscripts Healthcare Solutions, Inc.*	(114,708)
(1,153)	Alnylam Pharmaceuticals, Inc.*	(92,724)
(846)	Alteryx, Inc.*	(90,886)
(610)	Amedisys, Inc.*	(79,916)
(265)	AMERCO	(103,361)
(6,530)	American Axle & Manufacturing Holdings, Inc.*	(53,677)
(5,441)	American Homes 4 Rent - REIT	(140,867)
(652)	American Tower Corp. - REIT	(144,177)
(2,869)	Athene Holding Ltd., Class A*,3	(120,670)
(1,265)	Atmos Energy Corp.	(144,071)
(891)	Avalara, Inc.*	(59,955)
(2,786)	Avis Budget Group, Inc.*	(78,732)
(3,644)	Axalta Coating Systems Ltd.*,3	(109,867)
(2,639)	Beacon Roofing Supply, Inc.*	(88,486)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(1,575)	Biohaven Pharmaceutical Holding Co., Ltd.*,3	$(65,709)
(861)	BioTelemetry, Inc.*	(35,069)
(2,808)	Boston Scientific Corp.*	(114,258)
(4,977)	Box, Inc.*	(82,419)
(10,645)	Caesars Entertainment Corp.*	(124,121)
(16,086)	Callon Petroleum Co.*	(69,813)
(14,121)	Centennial Resource Development, Inc. - Class A*	(63,756)
(1,974)	Cerner Corp.	(134,568)
(1,155)	Chart Industries, Inc.*	(72,026)
(351)	Charter Communications, Inc., Class A*	(144,654)
(3,238)	Chegg, Inc.*	(96,978)
(1,016)	Clean Harbors, Inc.*	(78,435)
(4,609)	Cloudera, Inc.*	(40,836)
(22,846)	Clovis Oncology, Inc.*	(89,785)
(14,119)	Coeur Mining, Inc.*	(67,912)
(2,540)	Concho Resources, Inc.	(172,466)
(1,913)	Copart, Inc.*	(153,671)
(255)	CoStar Group, Inc.*	(151,266)
(532)	Coupa Software, Inc.*	(68,931)
(258)	Credit Acceptance Corp.*	(119,018)
(736)	Cree, Inc.*	(36,064)
(4,637)	Darling Ingredients, Inc.*	(88,706)
(1,425)	DaVita, Inc.*	(81,325)
(67,753)	Denbury Resources, Inc.*	(80,626)
(640)	DexCom, Inc.*	(95,514)
(3,743)	DISH Network Corp. - Class A*	(127,524)
(922)	Dollar Tree Inc*	(105,256)
(5,819)	Domo, Inc.*	(92,988)
(1,948)	Dycom Industries, Inc.*	(99,445)
(1,121)	Eagle Materials, Inc.	(100,901)
(2,367)	Edgewell Personal Care Co.*	(76,904)
(417)	Edwards Lifesciences Corp.*	(91,702)
(1,991)	Eldorado Resorts, Inc.*	(79,381)
(10,150)	Element Solutions, Inc.*	(103,327)
(1,908)	Emergent BioSolutions, Inc.*	(99,750)
(3,314)	Empire State Realty Trust, Inc. - Class A - REIT	(47,291)
(569)	EPAM Systems, Inc.*	(103,740)
(8,777)	EQT Corp.	(93,387)
(225)	Equinix, Inc.	(129,780)
(3,169)	Equity Commonwealth - REIT	(108,538)
(721)	Everbridge, Inc.*	(44,493)
(9,040)	Ferro Corp.*	(107,214)
(2,045)	First Solar, Inc.*	(118,630)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(8,873)	Flex Ltd.*,3	$(92,856)
(1,271)	ForeScout Technologies, Inc.*	(48,196)
(7,766)	Fossil Group, Inc.*	(97,153)
(4,533)	Gardner Denver Holdings, Inc.*	(128,239)
(1,722)	GCI Liberty, Inc.*	(106,885)
(2,681)	GCP Applied Technologies, Inc.*	(51,609)
(18,909)	General Electric Co.	(169,046)
(1,254)	GoDaddy, Inc.*	(82,739)
(1,054)	Grand Canyon Education, Inc.*	(103,503)
(4,707)	Green Dot Corp. - Class A*	(118,852)
(14,610)	Groupon, Inc.*	(38,863)
(969)	Guidewire Software, Inc.*	(102,113)
(886)	Haemonetics Corp.*	(111,760)
(4,580)	Hain Celestial Group, Inc.*	(98,356)
(5,595)	Hertz Global Holdings, Inc.*	(77,435)
(3,039)	Hilton Grand Vacations, Inc.*	(97,248)
(1,709)	Hologic, Inc.*	(86,287)
(459)	Howard Hughes Corp.*	(59,486)
(606)	HubSpot, Inc.*	(91,876)
(336)	ICU Medical, Inc.*	(53,626)
(561)	IDEXX Laboratories, Inc.*	(152,553)
(5,937)	Immunomedics, Inc.*	(78,725)
(1,596)	Insmed, Inc.*	(28,153)
(908)	Insulet Corp.*	(149,756)
(1,113)	Intercept Pharmaceuticals, Inc.*	(73,859)
(201)	Intuitive Surgical, Inc.*	(108,526)
(4,152)	Invitation Homes, Inc. - REIT	(122,941)
(5,745)	JetBlue Airways Corp.*	(96,229)
(960)	Jones Lang LaSalle, Inc.	(133,498)
(665)	Kilroy Realty Corp. - REIT	(51,797)
(832)	Laboratory Corp. of America Holdings*	(139,776)
(1,921)	Lennar Corp. - Class A	(107,288)
(1,724)	LiveRamp Holdings, Inc.*	(74,063)
(1,624)	Lumentum Holdings, Inc.*	(86,981)
(328)	Madison Square Garden Co.*	(86,435)
(922)	Madrigal Pharmaceuticals, Inc.*	(79,495)
(98)	Markel Corp.*	(115,826)
(594)	Masimo Corp.*	(88,381)
(959)	MasTec, Inc.*	(62,268)
(4,625)	Matador Resources Co.*	(76,451)
(8,256)	Mattel, Inc.*	(94,036)
(44,904)	McDermott International, Inc.*,3	(90,706)
(3,432)	Medicines Co.*	(171,600)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(1,911)	MEDNAX, Inc.*	$(43,227)
(7,989)	Michaels Cos., Inc.*	(78,212)
(3,862)	Micron Technology, Inc.*	(165,487)
(944)	Middleby Corp.*	(110,354)
(1,601)	Mirati Therapeutics, Inc.*	(124,734)
(751)	Mohawk Industries, Inc.*	(93,177)
(1,793)	Monster Beverage Corp.*	(104,102)
(4,696)	Mosaic Co.	(96,268)
(1,732)	National Vision Holdings, Inc.*	(41,689)
(263)	Netflix, Inc.*	(70,384)
(33,399)	Oasis Petroleum, Inc.*	(115,561)
(498)	Okta, Inc.*	(49,033)
(1,339)	Omnicell, Inc.*	(96,770)
(4,462)	ON Semiconductor Corp.*	(85,715)
(4,577)	Penn National Gaming, Inc.*	(85,247)
(770)	Penumbra, Inc.*	(103,557)
(3,860)	Pilgrim's Pride Corp.*	(123,694)
(897)	Post Holdings, Inc.*	(94,938)
(1,000)	PTC, Inc.*	(68,180)
(6,240)	Pure Storage, Inc.*	(105,706)
(763)	PVH Corp.	(67,319)
(2,950)	Rexford Industrial Realty, Inc. - REIT	(129,859)
(1,195)	RH*	(204,142)
(905)	RingCentral, Inc. - Class A*	(113,722)
(1,638)	Roku, Inc.*	(166,683)
(604)	Sage Therapeutics, Inc.*	(84,735)
(1,790)	SailPoint Technologies Holding, Inc.*	(33,455)
(8,401)	Sangamo Therapeutics, Inc.*	(76,029)
(854)	Sarepta Therapeutics, Inc.*	(64,323)
(630)	SBA Communications Corp. - REIT	(151,924)
(4,415)	Scientific Games Corp.*	(89,845)
(2,029)	ServiceMaster Global Holdings, Inc.*	(113,421)
(1,520)	SiteOne Landscape Supply, Inc.*	(112,510)
(2,698)	Sleep Number Corp.*	(111,481)
(15,880)	Sprint Corp.*	(97,980)
(1,322)	Stericycle, Inc.*	(67,329)
(6,118)	Summit Materials, Inc. - Class A*	(135,820)
(3,019)	Sunrun, Inc.*	(50,432)
(787)	Tandem Diabetes Care, Inc.*	(46,417)
(2,597)	Taylor Morrison Home Corp. - Class A*	(67,366)
(1,482)	Teladoc Health, Inc.*	(100,361)
(330)	Teledyne Technologies, Inc.*	(106,257)
(2,070)	Tenet Healthcare Corp.*	(45,788)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(382)	Tesla, Inc.*	$(92,012)
(1,962)	Texas Capital Bancshares, Inc.*	(107,223)
(358)	Trade Desk, Inc. - Class A*	(67,143)
(263)	TransDigm Group, Inc.	(136,936)
(20,332)	Transocean Ltd.*,3	(90,884)
(1,569)	TreeHouse Foods, Inc.*	(87,001)
(810)	TriNet Group, Inc.*	(50,374)
(780)	Twilio, Inc. - Class A*	(85,769)
(1,487)	Ultragenyx Pharmaceutical, Inc.*	(63,614)
(5,630)	Under Armour, Inc. - Class A*	(112,262)
(947)	Varian Medical Systems, Inc.*	(112,778)
(772)	Veeva Systems, Inc. - Class A*	(117,877)
(3,828)	Viavi Solutions, Inc.*	(53,611)
(834)	Wayfair, Inc.*	(93,508)
(5,598)	WW International, Inc.*	(211,716)
(2,931)	Welbilt, Inc.*	(49,417)
(2,681)	Western Alliance Bancorp	(123,540)
(645)	Workday, Inc., Class A*	(109,624)
(11,539)	WPX Energy, Inc.*	(122,198)
(2,644)	Yelp, Inc.*	(91,879)
(1,207)	Zendesk, Inc.*	(87,966)
(3,532)	Zillow Group, Inc. - Class C*	(105,324)
(4,471)	Zogenix, Inc.*	(179,019)
(1,541)	Zscaler, Inc.*	(72,828)
		(16,867,147)
	TOTAL COMMON STOCKS
	(Proceeds $19,749,389)	(19,066,076)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $19,749,389)	$(19,066,076)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
LP – Limited Partnership
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $472,513, which represents 0.9% of total net assets of the Fund.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Note 1 – Organization

AAM/HIMCO Global Enhanced Dividend Fund (‘‘Global Enhanced Dividend” or “Global Enhanced Dividend Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income, and its secondary investment objective is capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class I shares commenced operations on December 26, 2017. The Fund’s Class A and Class C shares commenced operations on December 31, 2018.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes

At September 30, 2019, gross unrealized appreciation (depreciation) of investments and securities sold short, based on cost for federal income tax purposes were as follows:

Cost of investments	$50,997,307

Gross unrealized appreciation	5,927,523
Gross unrealized depreciation	(4,845,109)

Net unrealized appreciation	$1,082,414

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$70,688,586	$-	$-	$70,688,586
Exchange-Traded Funds	384,038	-	-	384,038
Short-Term Investments	73,173	-	-	73,173
Total Assets	$71,145,797	$-	$-	$71,145,797

Liabilities
Securities Sold Short
Common Stocks[1]	$19,066,076	$-	$-	$19,066,076
Total Liabilities	$19,066,076	$-	$-	$19,066,076

[1]	For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/19

2